Securities - Gross Unrealized Losses (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt securities
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	$ 16,346	$ 154,358
Less than Twelve Months, Gross Unrealized Losses	(99)	(5,791)
Twelve Months or Longer, Fair Value	49,554	14,839
Twelve Months or Longer, Gross Unrealized Losses	(736)	(760)
Total, Fair Value	65,900	169,197
Total, Gross Unrealized Losses	(835)	(6,551)
Temporarily impaired AFS debt securities | Debt securities
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	15,791	154,356
Less than Twelve Months, Gross Unrealized Losses	(66)	(5,790)
Twelve Months or Longer, Fair Value	49,554	14,838
Twelve Months or Longer, Gross Unrealized Losses	(736)	(759)
Total, Fair Value	65,345	169,194
Total, Gross Unrealized Losses	(802)	(6,549)
Temporarily impaired AFS debt securities | U.S. Treasury and agency securities
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	10,121	5,770
Less than Twelve Months, Gross Unrealized Losses	(22)	(61)
Twelve Months or Longer, Fair Value	667	19
Twelve Months or Longer, Gross Unrealized Losses	(10)	(1)
Total, Fair Value	10,788	5,789
Total, Gross Unrealized Losses	(32)	(62)
Temporarily impaired AFS debt securities | Agency
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	1,366	132,032
Less than Twelve Months, Gross Unrealized Losses	(8)	(5,457)
Twelve Months or Longer, Fair Value	43,118	9,324
Twelve Months or Longer, Gross Unrealized Losses	(585)	(497)
Total, Fair Value	44,484	141,356
Total, Gross Unrealized Losses	(593)	(5,954)
Temporarily impaired AFS debt securities | Agency-collateralized mortgage obligations
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	2,242	13,438
Less than Twelve Months, Gross Unrealized Losses	(19)	(210)
Twelve Months or Longer, Fair Value	3,075	2,661
Twelve Months or Longer, Gross Unrealized Losses	(60)	(105)
Total, Fair Value	5,317	16,099
Total, Gross Unrealized Losses	(79)	(315)
Temporarily impaired AFS debt securities | Non-agency residential
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	307	819
Less than Twelve Months, Gross Unrealized Losses	(3)	(15)
Twelve Months or Longer, Fair Value	809	1,237
Twelve Months or Longer, Gross Unrealized Losses	(41)	(106)
Total, Fair Value	1,116	2,056
Total, Gross Unrealized Losses	(44)	(121)
Temporarily impaired AFS debt securities | Commercial
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value		286
Less than Twelve Months, Gross Unrealized Losses		(12)
Twelve Months or Longer, Fair Value		0
Twelve Months or Longer, Gross Unrealized Losses		0
Total, Fair Value		286
Total, Gross Unrealized Losses		(12)
Temporarily impaired AFS debt securities | Non-U.S. securities
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	157	0
Less than Twelve Months, Gross Unrealized Losses	(9)	0
Twelve Months or Longer, Fair Value	32	45
Twelve Months or Longer, Gross Unrealized Losses	(2)	(24)
Total, Fair Value	189	45
Total, Gross Unrealized Losses	(11)	(24)
Temporarily impaired AFS debt securities | Corporate/Agency bonds
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	43	106
Less than Twelve Months, Gross Unrealized Losses	(1)	(3)
Twelve Months or Longer, Fair Value	93	282
Twelve Months or Longer, Gross Unrealized Losses	(1)	(4)
Total, Fair Value	136	388
Total, Gross Unrealized Losses	(2)	(7)
Temporarily impaired AFS debt securities | Other taxable securities, substantially all asset-backed securities
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	575	116
Less than Twelve Months, Gross Unrealized Losses	(3)	(2)
Twelve Months or Longer, Fair Value	1,080	280
Twelve Months or Longer, Gross Unrealized Losses	(19)	(3)
Total, Fair Value	1,655	396
Total, Gross Unrealized Losses	(22)	(5)
Temporarily impaired AFS debt securities | Total taxable securities
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	14,811	152,567
Less than Twelve Months, Gross Unrealized Losses	(65)	(5,760)
Twelve Months or Longer, Fair Value	48,874	13,848
Twelve Months or Longer, Gross Unrealized Losses	(718)	(740)
Total, Fair Value	63,685	166,415
Total, Gross Unrealized Losses	(783)	(6,500)
Temporarily impaired AFS debt securities | Tax-exempt securities
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	980	1,789
Less than Twelve Months, Gross Unrealized Losses	(1)	(30)
Twelve Months or Longer, Fair Value	680	990
Twelve Months or Longer, Gross Unrealized Losses	(18)	(19)
Total, Fair Value	1,660	2,779
Total, Gross Unrealized Losses	(19)	(49)
Other-than-temporarily impaired AFS debt securities | Non-agency residential
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	555	2
Less than Twelve Months, Gross Unrealized Losses	(33)	(1)
Twelve Months or Longer, Fair Value	0	1
Twelve Months or Longer, Gross Unrealized Losses	0	(1)
Total, Fair Value	555	3
Total, Gross Unrealized Losses	$ (33)	$ (2)